Share Based Compensation (RSUs Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Restricted shares [Member]	Dec. 31, 2012 Restricted shares [Member]	Dec. 31, 2013 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant Two [Member] CAD	Dec. 31, 2013 Restricted shares [Member] Restricted Shares Grant Three [Member] USD ($)
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Description of award			The Company periodically grants restricted shares. Restricted shares represent incentives for certain management (“employees” or “management”) in respect of their employment with the Company and to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.
Award vesting rights			The Company periodically grants restricted shares. Restricted shares represent incentives for certain management (“employees” or “management”) in respect of their employment with the Company and to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.				The restricted shares issued have a vesting date of December 1, 2014.	The restricted shares have vesting dates as follows: 2 restricted shares on December 15, 2013, 2.5 restricted shares on December 15, 2014, 13 restricted shares on December 15, 2015, 133.5 restricted shares on March 25, 2016, 1 restricted share on June 17, 2016, 1.5 restricted shares on July 2, 2016, 4.5 restricted shares on August 12, 2016 and 60 restricted shares on December 15, 2016.
Grant date						Sep. 12, 2011	Aug. 24, 2012
Restricted shares granted							50	218
Restricted shares awarded, weighted average share price							19.95	$ 21.32
Restricted shares, total cash consideration for purchase	$ 4,462	$ 541					998	$ 4,643
Restricted shares, forfeiture date					2013-09	2012-09
Number of restricted shares, forfeited			8	23	8	23
Number of forfeited restricted shares sold by the Company					8	23
Proceeds from the sale of forfeited restricted shares					181	456
Restricted share award, modification date						Sep. 14, 2012
Restricted share award modification, number of employees affected						2
Restricted share award, modification details						23 restricted shares previously awarded on September 12, 2011 to these same employees were modified. The vesting date for the modified awards was December 31, 2012, subject to the achievement of certain performance conditions.
Restricted share award, number of restricted shares impacted by modification						23
Modified award vesting rights						The vesting date for the modified awards was December 31, 2012, subject to the achievement of certain performance conditions.
Recovery of previously recognized restricted share expense					$ 94	$ 663